PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

6.                                      PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31
	2012	2013
Amounts due from employees	151	270
Prepayments to suppliers and other third parties	2,822	4,274
Prepaid expenses	319	927
Other receivables	1,517	2,046
	4,809	7,517

The provision for doubtful accounts charged amounted to $144, nil and $283 in for the years ended December 31, 2011, 2012 and 2013, respectively. The provision for doubtful accounts was reversed by nil, $18 and nil for the years ended December 31, 2011, 2012 and 2013, respectively.